CAPITAL STOCK	3 Months Ended
Dec. 31, 2025
CAPITAL STOCK
CAPITAL STOCK

12.CAPITAL STOCK

a)AUTHORIZED

Unlimited common shares with a par value of $nil.

b)ISSUED

	Number of
Common Shares	Shares	Stated Value
Balance, September 30, 2024	18,271,711	$17,256,668
Shares issued for acquisitions	1,283,849	22,330,215
Conversions of Notes into common shares	1,147,806	13,247,405
Exercise of options	1,698,476	3,120,672
Exercise of warrants	452,333	11,219,562
Exercise of RSUs	124,103	2,882,142
Interest paid with common shares	21,563	371,891
Balance, September 30, 2025	22,999,841	$70,428,555
Shares issued for LIFE Offering (Stated Value net of warrant allocation)	4,380,000	12,091,000
Equity issuance costs	—	(3,212,059)
Shares issued for acquisitions	920,549	4,811,779
Conversions of Notes into common shares	290,094	1,259,276
Balance, December 31, 2025	28,590,484	$85,378,551

During the three-month period ended December 31, 2025, the Company completed a private placement under the listed issuer financing exemption (“LIFE”) pursuant to Part 5A of National Instrument 45-106 – Prospectus Exemptions, issuing 4,380,000 units at a price of $6.85 per unit for gross proceeds of $30,003,000 (the “LIFE Offering”). Each unit comprised one common share and one common share purchase warrant exercisable at $8.90 for a period of 36 months. The LIFE Offering was conducted on a best-efforts, fully marketed basis by Canaccord Genuity Corp., which received a 6.0% cash commission and broker warrants equal to 6.0% of the units sold, exercisable on the same terms. The Stated Value of the shares issued pursuant to the LIFE offering represent the gross proceeds of the LIFE Offering less the value of the warrant component of the units (see Note 14).

c)PER SHARE AMOUNTS

Basic and diluted earnings per share have been calculated on the basis of weighted average number of common shares outstanding as outlined below:

Three-months ended December 31,	2025	2024
Net income for the period	$(11,846,638)	$3,225,716
Weighted average number of shares outstanding	27,672,720	18,406,149
Earnings per share, basic	$(0.43)	$0.18

Weighted average number of shares outstanding	27,672,720	18,406,149
Share based compensation dilution	—	1,646,652
Weighted average number of shares outstanding, diluted	27,672,720	20,052,801
Earnings per share, diluted	$(0.43)	$0.16